Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Potential anti-dilutive preferred shares excluded from calculation of diluted earnings	357,433	6,901,686	4,805,473